BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

25.  BASIC AND DILUTED EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp19,333 billion, Rp22,120 billion and Rp17,802 billion by the weighted average number of shares outstanding during the year totaling 98,638,501,532 shares, 99,062,216,600 shares and 99,062,216,600 shares for the years ended December 31, 2016, 2017 and 2018, respectively. The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transactions during the year.

Basic earnings per share amounted to Rp195.99,  Rp223.30 and Rp179.71 for the years ended December 31, 2016, 2017 and 2018, respectively. The Company does not have potentially dilutive financial instruments as of December 31, 2016, 2017 and 2018.